UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chatham Investment Management Co.
Address: 329 Commercial Dr., Suite 120

         Savannah, GA  31406

13F File Number:  28-05657

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Philip B. Palmer, CFA
Title:     Compliance Officer
Phone:     912-691-2320

Signature, Place, and Date of Signing:

     Philip B. Palmer     Savannah, GA     January 12, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     74

Form13F Information Table Value Total:     122116


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
A D C TELECOMMUNICATN COM      COM              000886101      672    37100 SH        SOLE                   37100
ADVANCED DIGITAL INFO COM      COM              007525108      447    19450 SH        SOLE                   19450
AMERICA ONLINE INC DEL COM     COM              02364J104     1926    55345 SH        SOLE                   55345
AMERICAN INTL GROUP COM        COM              026874107     5948    60344 SH        SOLE                   60344
APTARGROUP INC COM             COM              038336103      272     9250 SH        SOLE                    9250
AUTOMATIC DATA PROCESS COM     COM              053015103     4541    71729 SH        SOLE                   71729
BANK NEW YORK INC COM          COM              064057102      223     4036 SH        SOLE                    4036
BARR LABS INC COM              COM              068306109      893    12250 SH        SOLE                   12250
BELLSOUTH CORP COM             COM              079860102      123     3000 SH        SOLE                    3000
BERKSHIRE HATHAWAY INC CL B    COM              084670207     3199     1359 SH        SOLE                    1359
BIOTECH HOLDERS TR DEPOSTRY RC COM              09067D201     2980    17500 SH        SOLE                   17500
BRISTOL MYERS SQUIBB COM       COM              110122108      820    11089 SH        SOLE                   11089
CARLISLE COS INC COM           COM              142339100      372     8675 SH        SOLE                    8675
CARNIVAL CORP CL A             COM              143658102     2647    85915 SH        SOLE                   85915
CHOICEPOINT INC COM            COM              170388102      804    12268 SH        SOLE                   12268
CISCO SYS INC COM              COM              17275R102     3364    87960 SH        SOLE                   87960
CITIGROUP INC COM              COM              172967101     3634    71161 SH        SOLE                   71161
CLAIRE'S STORES INC COM        COM              179584107      216    12025 SH        SOLE                   12025
COCA COLA CO COM               COM              191216100     1668    27370 SH        SOLE                   27370
COLGATE PALMOLIVE CO COM       COM              194162103     3219    49871 SH        SOLE                   49871
COPART INC COM                 COM              217204106      396    18400 SH        SOLE                   18400
DIONEX CORP COM                COM              254546104      324     9400 SH        SOLE                    9400
DOLLAR GEN CORP COM            COM              256669102     1716    90933 SH        SOLE                   90933
DYCOM INDS INC COM             COM              267475101      530    14737 SH        SOLE                   14737
E M C CORP MASS COM            COM              268648102     4784    71938 SH        SOLE                   71938
EMERSON ELEC CO COM            COM              291011104     2061    26150 SH        SOLE                   26150
ERICSSON L M TEL CO            COM              294821301     1333   119175 SH        SOLE                  119175
EXXON MOBIL CORP COM           COM              30231G102     2792    32117 SH        SOLE                   32117
GENERAL DYNAMICS CORP COM      COM              369550108     3470    44485 SH        SOLE                   44485
GENERAL ELEC CO COM            COM              369604103     4862   101418 SH        SOLE                  101418
GILEAD SCIENCES INC COM        COM              375558103      231     2780 SH        SOLE                    2780
GILLETTE CO COM                COM              375766102      564    15600 SH        SOLE                   15600
HAVERTY FURNITURE INC COM      COM              419596101      254    25700 SH        SOLE                   25700
HENRY JACK & ASSOC INC COM     COM              426281101      783    12600 SH        SOLE                   12600
HOME DEPOT INC COM             COM              437076102     3387    74125 SH        SOLE                   74125
HUMAN GENOME SCIENCES COM      COM              444903108      324     4680 SH        SOLE                    4680
I SHARES MSCI JAPAN INDEX FUND COM              464286848     2274   205540 SH        SOLE                  205540
ICOS CORP COM                  COM              449295104      249     4800 SH        SOLE                    4800
IDEC PHARMACEUTICALS COM       COM              449370105      425     2240 SH        SOLE                    2240
IMCLONE SYS INC COM            COM              45245w109      341     7740 SH        SOLE                    7740
INTEL CORP COM                 COM              458140100     2933    97552 SH        SOLE                   97552
INTERNATIONAL BUS MACH COM     COM              459200101     1878    22098 SH        SOLE                   22098
JOHNSON & JOHNSON COM          COM              478160104     4288    40813 SH        SOLE                   40813
KING PHARMACEUTICALS COM       COM              495582108     1065    20614 SH        SOLE                   20614
KOPIN CORP COM                 COM              500600101      261    23600 SH        SOLE                   23600
MEDIMMUNE INC COM              COM              584699102      223     4680 SH        SOLE                    4680
MERCK & CO INC COM             COM              589331107      393     4200 SH        SOLE                    4200
MICROSOFT CORP COM             COM              594918104     1563    36040 SH        SOLE                   36040
MILLENNIUM PHARMACEUTC COM     COM              599902103      370     5980 SH        SOLE                    5980
MORGAN STAN DEAN WITTR COM NEW COM              617446448     3533    44578 SH        SOLE                   44578
MYRIAD GENETICS INC COM        COM              62855J104      258     3120 SH        SOLE                    3120
NASDAQ 100 TR UNIT SER 1       COM              631100104        8      140 SH        SOLE                     140
NOKIA CORP. ADR                COM              654902204     2709    62272 SH        SOLE                   62272
OMNICOM GROUP INC COM          COM              681919106     9846   118800 SH        SOLE                  118800
PFIZER INC COM                 COM              717081103     3317    72100 SH        SOLE                   72100
POLYCOM INC COM                COM              73172K104      729    22650 SH        SOLE                   22650
PRICE COMMUNICATIONS COM NEW   COM              741437305      398    23700 SH        SOLE                   23700
QWEST COMMUNICATIONS COM       COM              749121109     3681    90054 SH        SOLE                   90054
RAYMOND JAMES FINL INC COM     COM              754730109      520    14900 SH        SOLE                   14900
ROYAL DUTCH PETE CO NY REG GLD COM              780257804     2541    41950 SH        SOLE                   41950
SBC COMMUNICATIONS INC COM     COM              78387G103      196     4101 SH        SOLE                    4101
SCHERING PLOUGH CORP COM       COM              806605101      295     5200 SH        SOLE                    5200
SPDR TR UNIT SER 1             COM              78462F103      378     2885 SH        SOLE                    2885
SUN MICROSYSTEMS INC COM       COM              866810104     1858    66650 SH        SOLE                   66650
SYNOVUS FINL CORP COM          COM              87161C105     1589    59000 SH        SOLE                   59000
TELEFLEX INC COM               COM              879369106      443    10025 SH        SOLE                   10025
TIME WARNER INC COM            COM              887315109      727    13915 SH        SOLE                   13915
TRIQUINT SEMICONDUCTOR COM     COM              89674K103      743    17000 SH        SOLE                   17000
VERIZON COM                    COM              077853109      195     3900 SH        SOLE                    3900
VERTEX PHARMACEUTICALS COM     COM              92532F100      541     7560 SH        SOLE                    7560
WAL MART STORES INC COM        COM              931142103     3617    68090 SH        SOLE                   68090
WEB MD                         COM              94769m105      286    36000 SH        SOLE                   36000
WHOLE FOODS MKT INC COM        COM              966837106      455     7450 SH        SOLE                    7450
WORLDCOM INC COM               COM              55268B106     1211    86111 SH        SOLE                   86111
